Events after the Consolidated Statement of Financial Position date - Additional Information (Detail) - KeyCorp [Member] - Acquirement of Subsidiary [Member] $ in Billions	Aug. 12, 2024 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Estimated percentage points reduction in common equity tier one ratio on closing of initial investment	0.0010
Additional proportion of investment to be acquired in associates	10.00%
Proportion of initial investment to be acquired in associates	4.90%
Proportion of ownership interest in associate	14.90%
Amount payable for the purchase of interest in associates	$ 2.8
Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Estimated percentage points reduction in common equity tier one ratio on closing of additional investment	0.0045
Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Estimated percentage points reduction in common equity tier one ratio on closing of additional investment	0.0040